The February 28, 2023 Form N-CEN for J.P. Morgan Exchange-Traded Fund Trust is being amended to update items E.2.e and E.2.f for JPMorgan BetaBuilders U.S. Aggregate Bond ETF, JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF and JPMorgan BetaBuilders USD High Yield Corporate Bond ETF, funds covered in this filing, There are no other changes to its prior filing.